UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10531

Nicholas Family of Funds, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2005

Date of reporting period: 09/30/2005

Item 1. Schedule of Investments.

                                      SCHEDULE OF INVESTMENTS (UNAUDUITED)
                                            Nicholas Liberty Fund
                                                AS OF: 09/30/05

                                                                                                 VALUE
                                                                                        --------------

Equity   ( 80.11%)
-------------------------------------------------------------
     Consumer Discretionary - Media   ( 23.13%)

             3,900   Clear Channel Communications,  Inc.                                    $  128,271
            15,242   DIRECTV Group, Inc. (The)                                      (*)        228,325
             3,863   Discovery Holding Company - Series A                           (*)         55,782
            14,000   EchoStar Communications Corporation                                       413,980
             6,033   Liberty Global, Inc. - Series C                                (*)        155,350
             6,033   Liberty Global, Inc. - Class A                                 (*)        163,373
            38,633   Liberty Media Corporation - Class A                            (*)        310,996
            20,600   Radio One, Inc. - Class A                                      (*)        270,993
             9,562   Salem Communications Corporation                               (*)        176,323
                                                                                        --------------
                                                                                             1,903,393
                                                                                        --------------
     Consumer Discretionary - Retail   (  4.95%)

             3,800   Family Dollar Stores, Inc.                                                 75,506
             7,113   IAC/InterActiveCorp                                            (*)        180,315
             1,600   Kohl's Corporation                                             (*)         80,288
             6,300   Pier 1 Imports, Inc.                                                       71,001
                                                                                        --------------
                                                                                               407,110
                                                                                        --------------
     Energy   (  6.26%)

             9,000   Exploration Company of Delaware (The)                          (*)         64,800
             9,800   Hiland Partners, LP                                            (*)        450,310
                                                                                        --------------
                                                                                               515,110
                                                                                        --------------
     Financials - Diversified   (  1.86%)

             3,400   National Financial Partners Corporation                                   153,476
                                                                                        --------------
     Financials - Insurance   (  6.70%)

             2,600   Assurant, Inc.                                                             98,956
             3,800   Nationwide Financial Services, Inc.                                       152,190
             5,020   St. Paul Travelers Companies, Inc.                                        225,247
             2,000   Willis Group Holdings Limited                                              75,100
                                                                                        --------------
                                                                                               551,493
                                                                                        --------------
     Financials - Real Estate   (  1.82%)

             5,100   Correctional Properties Trust                                             149,991
                                                                                        --------------
     Health Care - Equipment   (  1.25%)

             4,400   Boston Scientific Corporation                                  (*)        102,828
                                                                                        --------------
     Health Care - Services   (  9.87%)

            12,400   DaVita, Inc.                                                   (*)        571,268
             6,100   Priority Healthcare Corporation                                (*)        169,946
             1,500   Universal Health Services, Inc. - Class B                                  71,445
                                                                                        --------------
                                                                                               812,659
                                                                                        --------------
     Health Care - Pharmaceuticals & Biotechnology   (  2.22%)

             2,600   Biovail Corporation                                            (*)         60,762
             4,900   Pfizer Inc.                                                               122,353
                                                                                        --------------
                                                                                               183,115
                                                                                        --------------
     Industrials - Commercial Services & Supplies   (  6.07%)

             6,300   ARAMARK Corporation                                                       168,273
             2,600   Cintas Corporation                                                        106,730
             9,400   Coinmach Service Corp.                                                    131,036
             2,100   Manpower Inc.                                                              93,219
                                                                                        --------------
                                                                                               499,258
                                                                                        --------------
     Information Technology - Hardware & Equipment   (  4.24%)

            12,200   Avaya Inc.                                                     (*)        125,660
             2,400   ScanSource, Inc.                                               (*)        116,976
             8,900   Vishay Intertechnology, Inc.                                   (*)        106,355
                                                                                        --------------
                                                                                               348,991
                                                                                        --------------
     Information Technology - Software & Services   ( 10.45%)

             9,900   Asia Satellite Telecommunications Holdings Limited                        185,724
             7,913   Expedia, Inc.                                                  (*)        156,756
             2,800   Fiserv, Inc.                                                   (*)        128,436
             3,195   Hewitt Associates, Inc.                                        (*)         87,160
             4,500   Microsoft Corporation                                                     115,785
             1,400   NAVTEQ Corporation                                             (*)         69,930
             8,850   TESSCO Technologies Incorporated                               (*)        115,758
                                                                                        --------------
                                                                                               859,549
                                                                                        --------------
     Information Technology - Semiconductors & Equipment   (  1.29%)

             4,900   Wright Express Corporation                                     (*)        105,791
                                                                                        --------------
                                                                                                      ----------
TOTAL Equity   (COST: $    5,495,044)                                                                  6,592,764
                                                                                                      ==========

Commercial Paper   ( 18.21%)
-------------------------------------------------------------
          $250,000   Fortune Brands, Inc. 10/06/05, 3.76%                                      249,922
           250,000   General Mills Inc. 10/04/05, 3.68%                                        249,975
           150,000   Kraft Foods Inc. 10/13/05, 3.67%                                          149,847
           250,000   Kraft Foods Inc. 10/12/05, 3.76%                                          249,765
           250,000   LaSalle Bank Corporation 10/18/2005, 3.75%                                249,609
           250,000   Sara Lee Corporation 10/20/05, 3.78%                                      249,554
           100,000   UBS Finance (Delaware) LLC 10/03/05, 3.59%                                100,000
                                                                                        --------------
                                                                                             1,498,671
                                                                                                      ----------
TOTAL Commercial Paper   (COST: $    1,498,671)                                                        1,498,671
                                                                                                      ==========

Variable Rate Demand Note   (  2.48%)
-------------------------------------------------------------
           203,685   Wisconsin Corporate Central Credit Union                                  203,685
                                                                                        --------------
                                                                                                      ----------
TOTAL Variable Rate Demand Note   (COST: $      203,685)                                                 203,685
                                                                                                      ==========

TOTAL SECURITY HOLDINGS  (100.80%):                                                                  8,295,120
LIABILITIES, NET OF OTHER ASSETS:                                                                        -65,967
                                                                                                      ----------
TOTAL NET ASSETS:                                                                                     $8,229,153
                                                                                                      ==========

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of September 30, 2005, investment cost for federal tax purposes was $7,200,641 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $1,390,350
              Unrealized depreciation .......................   (295,871)
                                                              ----------
              Net unrealized appreciation ................... $1,094,479
                                                              ----------
                                                              ----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Family of Funds, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/28/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/28/2005